Restrictions Imposed on the Distribution of Dividends - Schedule of Shareholders' Equity Under the Rules of the Argentine Central Bank (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	$ 16,968,074	$ 20,291,768	$ 12,050,860	$ 12,050,860
Capital stock [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	456,722	456,722		363,777
Paid-in capital [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	15,835,385	15,835,821		6,813,621
Legal reserve [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	91,344	72,755		49,794
Other reserves [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	5,355,848	3,181,084		1,958,241
Retained earnings [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	(6,305,436)	(755,717)		$ 1,355,215
Other comprehensive income [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	288,191	$ 46,869
Argentine Central Bank [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	17,155,555
Argentine Central Bank [member] | Capital stock [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	456,722
Argentine Central Bank [member] | Paid-in capital [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	8,996,882
Argentine Central Bank [member] | Legal reserve [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	91,344
Argentine Central Bank [member] | Other reserves [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	5,355,848
Argentine Central Bank [member] | Retained earnings [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	(775,223)
Argentine Central Bank [member] | Other comprehensive income [member]
Disclosure of restricted bank deposits [line items]
Total shareholders' equity under the rules of the Argentine Central Bank	$ 3,029,982